Debt Instruments - Allowance for impairment losses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for impairment losses
Impairment losses on financial assets	$ 18,810	$ 18,820	$ 16,661
Financial assets	1,361,558	1,285,120
Debt instruments.
Allowance for impairment losses
Financial assets	317,124	323,452
Debt instruments. | Allowance for impairment losses
Allowance for impairment losses
Financial assets	20
Debt instruments. | Stage 1 | Allowance for impairment losses
Allowance for impairment losses
Financial assets	20
Government debt securities | Mexico.
Allowance for impairment losses
Financial assets	253,547	224,003
Government debt securities | Foreign
Allowance for impairment losses
Financial assets	54,297	89,585
Debt securities issued by financial institutions
Allowance for impairment losses
Financial assets	5,998	3,975
Other debt securities
Allowance for impairment losses
Financial assets	3,282	5,889
Financial assets at fair value through other comprehensive income category
Allowance for impairment losses
Impairment losses on financial assets	4
Financial assets at fair value through other comprehensive income category | Debt instruments.
Allowance for impairment losses
Impairment losses on financial assets	(2)
Financial assets	154,483
Financial assets at fair value through other comprehensive income category | Debt instruments. | Allowance for impairment losses
Allowance for impairment losses
Financial assets	20
Change in allowance for impairment losses	2
Financial assets at fair value through other comprehensive income category | Debt instruments. | Stage 1 | Allowance for impairment losses
Allowance for impairment losses
Financial assets	20
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico. | Allowance for impairment losses
Allowance for impairment losses
Financial assets	19
Financial assets at fair value through other comprehensive income category | Government debt securities | Mexico. | Stage 1 | Allowance for impairment losses
Allowance for impairment losses
Financial assets	19
Financial assets at fair value through other comprehensive income category | Other debt securities | Allowance for impairment losses
Allowance for impairment losses
Financial assets	1
Financial assets at fair value through other comprehensive income category | Other debt securities | Stage 1 | Allowance for impairment losses
Allowance for impairment losses
Financial assets	1
Financial assets available for sale category | Debt instruments.
Allowance for impairment losses
Financial assets		164,947	$ 154,318
Financial assets at amortized cost category
Allowance for impairment losses
Impairment losses on financial assets	18,806
Financial assets at amortized cost category | Debt instruments.
Allowance for impairment losses
Impairment losses on financial assets	0
Financial assets	$ 52,419	$ 10,758